Condensed Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Property and equipment, accumulated depreciation	$ 13,814	$ 8,915	$ 2,704
Stockholder's equity
Preferred Stock Par Value	$ 0.001	$ 0.001
Preferred Stock Authorized	50,000,000	50,000,000
Preferred Stock Issued	0	0
Preferred Stock Outstanding	0	0
Common Stock Par Value	$ 0.000041666	$ 0.000041666	$ 0.000041666
Common Stock Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock Shares Issued	15,072,911	818,806	779,936
Common Stock Shares Outstanding	15,072,911	818,806	779,936
Common shares to be issued	303,125	3,031
Common stock subscribed for	400,000